Business Combinations - Summary of Estimated Earn-out (Parenthetical) (Details) - Revised Terms of Earn-out	Jun. 24, 2022 USD ($) Customer
Disclosure Of Business Combinations [Line Items]
Minimum earn out revenue from acquisition	$ 2,000,000
Number of new onboard customers | Customer	300
Trade value of qualified deals amount	$ 1,000,000,000
Annual recurring revenue	$ 10,000,000